Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2018
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities

Results of Operations for Oil and Gas Producing Activities

The results of operations for oil and gas producing activities for the years ended December 31, 2018, 2017 and 2016 are presented below. “Revenue” includes sales to third parties and inter-segment sales (at arm’s-length prices), net of value-added taxes. Resource tax, crude oil special gain levy and other taxes are included in “taxes other than income taxes”. Income taxes are computed using the applicable statutory tax rate, reflecting tax deductions and tax credits for the respective years ended.

	2018
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	46,051	57,975	104,026
Inter-segment sales	381,740	4,542	386,282

Production costs excluding taxes	(118,979)	(9,761)	(128,740)
Exploration expenses	(17,767)	(959)	(18,726)
Depreciation, depletion and amortization	(120,378)	(33,008)	(153,386)
Taxes other than income taxes	(30,140)	(6,262)	(36,402)
Accretion expense	(5,483)	(195)	(5,678)
Income taxes	(25,991)	(10,114)	(36,105)

Results of operations from producing activities	109,053	2,218	111,271

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,867	3,867

Total of the Group and equity method investments results of operations for producing activities	109,053	6,085	115,138

	2017
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	39,588	39,330	78,918
Inter-segment sales	305,336	5,082	310,418

	344,924	44,412	389,336
Production costs excluding taxes	(112,182)	(7,830)	(120,012)
Exploration expenses	(16,732)	(7,152)	(23,884)
Depreciation, depletion and amortization	(135,703)	(18,436)	(154,139)
Taxes other than income taxes	(20,624)	(3,534)	(24,158)
Accretion expense	(5,212)	(241)	(5,453)
Income taxes	(12,098)	(3,667)	(15,765)

Results of operations from producing activities	42,373	3,552	45,925

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	2,050	2,050

Total of the Group and equity method investments results of operations for producing activities	42,373	5,602	47,975

	2016
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	32,674	33,033	65,707
Inter-segment sales	245,091	2,898	247,989

	277,765	35,931	313,696
Production costs excluding taxes	(110,977)	(7,233)	(118,210)
Exploration expenses	(17,952)	(624)	(18,576)
Depreciation, depletion and amortization	(123,268)	(18,973)	(142,241)
Taxes other than income taxes	(16,056)	(3,133)	(19,189)
Accretion expense	(4,930)	(196)	(5,126)
Income taxes	(2,150)	(1,161)	(3,311)

Results of operations from producing activities	2,432	4,611	7,043

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	649	649

Total of the Group and equity method investments results of operations for producing activities	2,432	5,260	7,692